INCOME TAXES (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | ₪			₪ 65,247	₪ 32,817	₪ 30,933
Statutory tax rate		23.00%	23.00%	23.00%	24.00%
Tax computed by statutory tax rate | ₪			₪ 15,006	₪ 7,548	₪ 7,424
Tax increments (savings) due to:
Non-deductible expenses | ₪			16	4	51
Tax exempt Income | ₪			(38)	(163)	(343)
Donations | ₪			(27)	(22)	(9)
Profit or loss for tax for which deferred taxes were not provided | ₪			(1,047)	368	(1,196)
Temporary differences for which deferred taxes were not provided | ₪			(100)		(132)
Previous year taxes | ₪				162	141
Other | ₪			(75)	(47)	(26)
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 13,735	₪ 7,850	₪ 5,910
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | $		$ 18,879
Statutory tax rate		23.00%	23.00%
Tax computed by statutory tax rate | $		$ 4,342
Tax increments (savings) due to:
Non-deductible expenses | $		5
Tax exempt Income | $		(11)
Donations | $		(8)
Profit or loss for tax for which deferred taxes were not provided | $		(303)
Temporary differences for which deferred taxes were not provided | $		(29)
Previous year taxes | $
Other | $		(21)
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 3,975

[1]	Convenience Translation into US Dollars.